Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 0	$ 738,662	$ 0
Impaired financing receivable, recorded investment	3,229,883	9,364,125	8,442,306
Impaired financing receivable, unpaid principal balance	4,305,403	11,299,728	11,077,416
Impaired financing receivable, average recorded investment	6,394,612	11,026,748	10,793,223
Impaired financing receivable, interest income, accrual method	54,372	328,920	213,646
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	1,086,433	1,700,861	1,883,741
Impaired financing receivable, with no related allowance, unpaid principal balance	1,086,433	1,700,861	2,333,741
Impaired financing receivable, with no related allowance, average recorded investment	1,322,609	1,743,906	2,889,065
Impaired financing receivable, with no related allowance, interest income, accrual method	0	31,853	24,273
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	1,086,433	1,700,861	1,883,741
Impaired financing receivable, unpaid principal balance	1,086,433	1,700,861	2,333,741
Impaired financing receivable, average recorded investment	1,322,609	1,743,906	2,889,065
Impaired financing receivable, interest income, accrual method	0	31,853	24,273
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	184,402	986,380	181,617
Impaired financing receivable, with no related allowance, unpaid principal balance	192,702	994,680	209,427
Impaired financing receivable, with no related allowance, average recorded investment	1,106,795	502,479	279,183
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, with related allowance, recorded investment		73,662
Impaired financing receivable, with related allowance, unpaid principal balance		73,662
Impaired financing receivable, related allowance	0	73,662	0
Impaired financing receivable, with related allowance, average recorded investment		6,139
Impaired financing receivable, with related allowance, interest income, accrual method		0
Impaired financing receivable, recorded investment	184,402	1,060,042	181,617
Impaired financing receivable, unpaid principal balance	192,702	1,068,342	209,427
Impaired financing receivable, average recorded investment	1,106,795	508,618	279,183
Impaired financing receivable, interest income, accrual method	0	0	0
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	64,406	77,206	100,401
Impaired financing receivable, with no related allowance, unpaid principal balance	959,406	972,206	950,401
Impaired financing receivable, with no related allowance, average recorded investment	71,422	85,020	141,940
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	64,406	77,206	100,401
Impaired financing receivable, unpaid principal balance	959,406	972,206	950,401
Impaired financing receivable, average recorded investment	71,422	85,020	141,940
Impaired financing receivable, interest income, accrual method	0	0	0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	1,894,642	5,084,458	6,276,547
Impaired financing receivable, with no related allowance, unpaid principal balance	2,066,862	6,116,761	7,583,847
Impaired financing receivable, with no related allowance, average recorded investment	3,893,786	8,052,817	7,483,035
Impaired financing receivable, with no related allowance, interest income, accrual method	54,372	212,186	189,373
Impaired financing receivable, with related allowance, recorded investment		1,441,558
Impaired financing receivable, with related allowance, unpaid principal balance		1,441,558
Impaired financing receivable, related allowance	0	665,000	0
Impaired financing receivable, with related allowance, average recorded investment		636,387
Impaired financing receivable, with related allowance, interest income, accrual method		84,881
Impaired financing receivable, recorded investment	1,894,642	6,526,016	6,276,547
Impaired financing receivable, unpaid principal balance	2,066,862	7,558,319	7,583,847
Impaired financing receivable, average recorded investment	3,893,786	8,689,204	7,483,035
Impaired financing receivable, interest income, accrual method	$ 54,372	$ 297,067	$ 189,373